Statements of Net Assets Available for Benefits - PVH Associates Investment Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Participant-directed investments, at fair value	$ 869,928,139	$ 819,416,475
Receivables:
Notes receivable from participants	6,848,804	7,602,857
Employer contributions	551,748	585,491
Total receivables	7,400,552	8,188,348
Total assets	877,328,691	827,604,823
Liabilities
Participant contribution refund payable	2,212
Total liabilities	2,212
Net assets available for benefits	$ 877,326,479	$ 827,604,823